Accrued maintenance liability (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Maintenance Liability [Roll Forward]
Accrued maintenance liability at beginning of period	$ 2,503,202	$ 2,900,651
Maintenance payments received	378,292	353,522
Maintenance payments returned	(109,522)	(172,570)
Release to income other than upon sale	(145,006)	(698,429)
Lessor contribution , top-ups and other	6,559	(53,627)
Accrued maintenance liability at end of period	2,567,107	2,315,468
Non-cash investing and financing activities
Maintenance Liability [Roll Forward]
Release to income upon sale	$ (66,418)	$ (14,079)